Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill

The following table presents the Company’s goodwill included in the condensed consolidated balance sheets:

Goodwill at December 31, 2023 (Successor)	$423,920
Measurement Adjustments	—
Goodwill at March 31, 2024 (Successor)	$423,920

The following table presents the Company’s goodwill balance as of December 31, 2023 (Successor):

Goodwill at June 8, 2023 (Successor)	$433,736
Measurement Adjustments	(9,816)
Goodwill at December 31, 2023 (Successor)	$423,920

Schedule of Definite lived intangible assets

The following tables summarize the Company’s definite lived intangible assets included in the condensed consolidated balance sheets:

	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Developed technology, gross	$1,345,000	$1,345,000
Accumulated amortization	(54,547)	(37,735)
Developed technology, net	$1,290,453	$1,307,265

The following tables present the Company’s definite lived intangible assets as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor) are as follows:

	December 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Developed technology, gross	$1,345,000	$604
Accumulated amortization	(37,735)	(341)
Developed technology, net	$1,307,265	$263

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The following table presents estimated amortization expense for the next five years and thereafter:
Remainder of 2024	$50,438
2025	67,250
2026	67,250
2027	67,250
2028	67,250
2029	67,250
2030 and thereafter	903,765
Total	$1,290,453
The following table presents estimated amortization expense for the next five years and thereafter:
2024	$67,250
2025	67,250
2026	67,250
2027	67,250
2028	67,250
2029 and thereafter	971,015
Total	$1,307,265